Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 17,286	$ 16,128	$ 12,761
Cost of sales	(8,999)	(8,493)	(7,435)
Gross profit	8,287	7,635	5,326
Selling, general and administrative expenses	(1,631)	(1,454)	(1,323)
Research and development expenses	(2,100)	(1,901)	(1,723)
Other income and expenses, net	55	159	141
Impairment, restructuring charges and other related closure costs	0	0	(2)
Operating income	4,611	4,439	2,419
Interest income (expense), net	171	58	(29)
Other components of pension benefit costs	(19)	(11)	(10)
Loss on financial instruments, net	0	0	(43)
Income (loss) before income tax benefit (expense)	4,763	4,486	2,337
Income tax expense	(541)	(520)	(331)
Net income	4,222	3,966	2,006
Net income attributable to noncontrolling interest	(11)	(6)	(6)
Net income attributable to parent company stockholders	$ 4,211	$ 3,960	$ 2,000
Earnings per share, basic ( in usd per share)	$ 4.66	$ 4.37	$ 2.21
Earnings per share, diluted (in usd per share)	$ 4.46	$ 4.19	$ 2.16
Revenues from sale of products
Net revenues	$ 17,239	$ 16,083	$ 12,729
Other revenues
Net revenues	$ 47	$ 45	$ 32